Financial Investments - Weighted average yields of investment debt securities (Details)	Dec. 31, 2021
US Treasury | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Up to 1 year
Disclosure of financial assets [line items]
Yield	1.20%
US Treasury | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | 1–5 years
Disclosure of financial assets [line items]
Yield	1.50%
US Treasury | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | 5 to 10 years
Disclosure of financial assets [line items]
Yield	1.30%
US Treasury | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Over 10 years
Disclosure of financial assets [line items]
Yield	2.10%
US Treasury | Financial assets at amortised cost | Up to 1 year
Disclosure of financial assets [line items]
Yield	0.70%
US Treasury | Financial assets at amortised cost | Up to 1 year | Issued by HSBC Holdings
Disclosure of financial assets [line items]
Yield	0.30%
US Treasury | Financial assets at amortised cost | 1–5 years
Disclosure of financial assets [line items]
Yield	1.30%
US Treasury | Financial assets at amortised cost | 1–5 years | Issued by HSBC Holdings
Disclosure of financial assets [line items]
Yield	0.30%
US Treasury | Financial assets at amortised cost | 5 to 10 years
Disclosure of financial assets [line items]
Yield	5.90%
US Treasury | Financial assets at amortised cost | 5 to 10 years | Issued by HSBC Holdings
Disclosure of financial assets [line items]
Yield	0.00%
US Treasury | Financial assets at amortised cost | Over 10 years
Disclosure of financial assets [line items]
Yield	2.90%
US Treasury | Financial assets at amortised cost | Over 10 years | Issued by HSBC Holdings
Disclosure of financial assets [line items]
Yield	0.00%
US Government agencies | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Up to 1 year
Disclosure of financial assets [line items]
Yield	0.20%
US Government agencies | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | 1–5 years
Disclosure of financial assets [line items]
Yield	1.20%
US Government agencies | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | 5 to 10 years
Disclosure of financial assets [line items]
Yield	2.80%
US Government agencies | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Over 10 years
Disclosure of financial assets [line items]
Yield	1.90%
US Government agencies | Financial assets at amortised cost | Up to 1 year
Disclosure of financial assets [line items]
Yield	3.80%
US Government agencies | Financial assets at amortised cost | 1–5 years
Disclosure of financial assets [line items]
Yield	8.20%
US Government agencies | Financial assets at amortised cost | 5 to 10 years
Disclosure of financial assets [line items]
Yield	5.40%
US Government agencies | Financial assets at amortised cost | Over 10 years
Disclosure of financial assets [line items]
Yield	2.50%
US Government-sponsored agencies | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Up to 1 year
Disclosure of financial assets [line items]
Yield	1.00%
US Government-sponsored agencies | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | 1–5 years
Disclosure of financial assets [line items]
Yield	1.60%
US Government-sponsored agencies | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | 5 to 10 years
Disclosure of financial assets [line items]
Yield	2.30%
US Government-sponsored agencies | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Over 10 years
Disclosure of financial assets [line items]
Yield	1.60%
US Government-sponsored agencies | Financial assets at amortised cost | Up to 1 year
Disclosure of financial assets [line items]
Yield	2.70%
US Government-sponsored agencies | Financial assets at amortised cost | 1–5 years
Disclosure of financial assets [line items]
Yield	2.80%
US Government-sponsored agencies | Financial assets at amortised cost | 5 to 10 years
Disclosure of financial assets [line items]
Yield	2.30%
US Government-sponsored agencies | Financial assets at amortised cost | Over 10 years
Disclosure of financial assets [line items]
Yield	3.30%
UK Government | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Up to 1 year
Disclosure of financial assets [line items]
Yield	2.50%
UK Government | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | 1–5 years
Disclosure of financial assets [line items]
Yield	0.50%
UK Government | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | 5 to 10 years
Disclosure of financial assets [line items]
Yield	0.70%
UK Government | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Over 10 years
Disclosure of financial assets [line items]
Yield	2.60%
Hong Kong Government | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Up to 1 year
Disclosure of financial assets [line items]
Yield	0.40%
Hong Kong Government | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | 1–5 years
Disclosure of financial assets [line items]
Yield	0.90%
Hong Kong Government | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | 5 to 10 years
Disclosure of financial assets [line items]
Yield	2.20%
Hong Kong Government | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Over 10 years
Disclosure of financial assets [line items]
Yield	0.00%
Hong Kong Government | Financial assets at amortised cost | Up to 1 year
Disclosure of financial assets [line items]
Yield	2.00%
Hong Kong Government | Financial assets at amortised cost | 1–5 years
Disclosure of financial assets [line items]
Yield	3.80%
Hong Kong Government | Financial assets at amortised cost | 5 to 10 years
Disclosure of financial assets [line items]
Yield	2.10%
Hong Kong Government | Financial assets at amortised cost | Over 10 years
Disclosure of financial assets [line items]
Yield	4.80%
Other governments | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Up to 1 year
Disclosure of financial assets [line items]
Yield	2.00%
Other governments | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | 1–5 years
Disclosure of financial assets [line items]
Yield	2.50%
Other governments | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | 5 to 10 years
Disclosure of financial assets [line items]
Yield	2.20%
Other governments | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Over 10 years
Disclosure of financial assets [line items]
Yield	3.70%
Other governments | Financial assets at amortised cost | Up to 1 year
Disclosure of financial assets [line items]
Yield	3.00%
Other governments | Financial assets at amortised cost | 1–5 years
Disclosure of financial assets [line items]
Yield	3.90%
Other governments | Financial assets at amortised cost | 5 to 10 years
Disclosure of financial assets [line items]
Yield	3.30%
Other governments | Financial assets at amortised cost | Over 10 years
Disclosure of financial assets [line items]
Yield	3.90%
Asset-backed securities | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Up to 1 year
Disclosure of financial assets [line items]
Yield	9.30%
Asset-backed securities | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | 1–5 years
Disclosure of financial assets [line items]
Yield	0.70%
Asset-backed securities | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | 5 to 10 years
Disclosure of financial assets [line items]
Yield	1.10%
Asset-backed securities | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Over 10 years
Disclosure of financial assets [line items]
Yield	0.50%
Asset-backed securities | Financial assets at amortised cost | Up to 1 year
Disclosure of financial assets [line items]
Yield	0.00%
Asset-backed securities | Financial assets at amortised cost | 1–5 years
Disclosure of financial assets [line items]
Yield	0.00%
Asset-backed securities | Financial assets at amortised cost | 5 to 10 years
Disclosure of financial assets [line items]
Yield	0.00%
Asset-backed securities | Financial assets at amortised cost | Over 10 years
Disclosure of financial assets [line items]
Yield	7.50%
Corporate debt and other securities | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Up to 1 year
Disclosure of financial assets [line items]
Yield	2.30%
Corporate debt and other securities | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | 1–5 years
Disclosure of financial assets [line items]
Yield	1.30%
Corporate debt and other securities | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | 5 to 10 years
Disclosure of financial assets [line items]
Yield	2.40%
Corporate debt and other securities | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Over 10 years
Disclosure of financial assets [line items]
Yield	3.10%
Corporate debt and other securities | Financial assets at amortised cost | Up to 1 year
Disclosure of financial assets [line items]
Yield	3.40%
Corporate debt and other securities | Financial assets at amortised cost | 1–5 years
Disclosure of financial assets [line items]
Yield	3.30%
Corporate debt and other securities | Financial assets at amortised cost | 5 to 10 years
Disclosure of financial assets [line items]
Yield	3.70%
Corporate debt and other securities | Financial assets at amortised cost | Over 10 years
Disclosure of financial assets [line items]
Yield	3.30%